Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 204,017	$ 81,948	$ 16,400
Other comprehensive income (loss):
Change in cumulative translation adjustment	1,165	173	(1,627)
Other comprehensive income (loss), net of tax	1,165	173	(1,627)
Total comprehensive income	205,182	82,121	14,773
Comprehensive (loss) income attributable to noncontrolling interests	(1,131)	337	891
Comprehensive income attributable to B. Riley Financial, Inc.	$ 206,313	$ 81,784	$ 13,882